Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Fair value of financial instruments on non-recurring basis [Abstract]
Vessels held for sale		$ 48,000	[1]
Total		48,000
Impairment loss for vessels	0	3,564		147,143
Remeasurement		8,000
Loss on interest rate swaps	0	(8)		(189)
Level 1 [Member]
Fair value of financial instruments on non-recurring basis [Abstract]
Vessels held for sale		0	[1]
Total		0
Level 2 [Member]
Fair value of financial instruments on non-recurring basis [Abstract]
Vessels held for sale		0	[1]
Total		0
Level 3 [Member]
Fair value of financial instruments on non-recurring basis [Abstract]
Vessels held for sale		48,000	[1]
Total		$ 48,000

[1]	The Company compared the carrying values of the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the years ended December 31, 2013 (Note 7), with their estimated fair market values less costs to sell and recognized an impairment loss of $3,564 (including re measurement of $8,000) in the accompanying consolidated statement of income.